Consolidated Statements of Profit and Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]	Dec. 31, 2020 [2]
Profit or loss [abstract]
Basic and diluted loss attributable to the equity holders of the Company (in Dollars per share)	$ (14.97)	$ (11.90)	$ (7.26)
Basic and diluted	1,239,852	460,719	430,381

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.
[2]	Giving retroactive effect to the 2021 and 2023 share consolidation on August 20, 2021 and on January 31, 2023, respectively.